UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Biotechnology — 1.3%
417,866	MedImmune, Inc.*	$11,031,662

Brokers — 2.5%
131,610	Lehman Brothers Holdings, Inc.	12,134,442
164,245	Morgan Stanley	8,041,435

		20,175,877

Chemical — 1.7%
144,233	Rohm & Haas Co.	6,728,469
152,300	The Dow Chemical Co.	6,897,667

		13,626,136

Computer Hardware — 1.4%
124,046	CDW Corp.	7,216,996
186,402	Hewlett-Packard Co.	4,195,909

		11,412,905

Computer Software — 4.1%
619,914	Activision, Inc.*	9,769,844
38,465	International Business Machines Corp.	2,906,031
666,066	Microsoft Corp.	17,184,503
302,357	Oracle Corp.*	3,876,217

		33,736,595

Consumer Durables — 1.4%
355,477	Masco Corp.	11,382,374

Defense/Aerospace — 1.8%
140,486	General Dynamics Corp.	15,169,678

Diversified Energy — 1.2%
518,013	The Williams Companies, Inc.	9,536,619

Drugs — 1.6%
229,868	IVAX Corp.*	4,516,906
319,078	Pfizer, Inc.	8,902,276

		13,419,182

Electrical Utilities — 5.5%
62,030	Cinergy Corp.	2,557,497
253,276	Entergy Corp.	18,192,815
194,600	FirstEnergy Corp.	8,620,780
277,171	PPL Corp.	15,940,104

		45,311,196

Energy Resources — 13.0%
571,025	Burlington Resources, Inc.	28,939,547
604,191	EOG Resources, Inc.	30,143,089
859,129	Exxon Mobil Corp.	48,283,050

		107,365,686

Financial Technology — 1.5%
316,075	First Data Corp.	11,957,117

Food & Beverage — 0.9%
34,846	General Mills, Inc.	1,724,877
187,174	Kraft Foods, Inc.	6,071,925

		7,796,802

Shares	Description	Value
Common Stocks — (continued)
Home Products — 2.6%
192,401	Avon Products, Inc.	$7,646,016
244,201	The Procter & Gamble Co.	13,467,685

		21,113,701

Hotel & Leisure — 1.0%
117,643	Harrah’s Entertainment, Inc.(a)	8,447,944

Large Banks — 12.0%
704,828	Bank of America Corp.	32,647,633
824,930	Citigroup, Inc.	38,862,452
765,908	J.P. Morgan Chase & Co.(a)	27,381,211

		98,891,296

Life Insurance — 0.8%
153,876	MetLife, Inc.	6,862,870

Media — 6.5%
162,083	Lamar Advertising Co.*	6,778,311
766,542	News Corp.	12,364,322
529,679	The Walt Disney Co.	14,534,392
1,153,704	Time Warner, Inc.*	20,074,450

		53,751,475

Medical Products — 0.9%
190,186	Baxter International, Inc.	7,017,863

Motor Vehicle — 1.3%
229,729	Autoliv, Inc.	10,661,723

Oil Services — 1.5%
237,293	BJ Services Co.	11,947,703

Paper & Packaging — 1.0%
377,168	Packaging Corporation of America	8,237,349

Parts & Equipment — 8.2%
233,146	American Standard Companies, Inc.	9,978,649
468,115	General Electric Co.	17,076,835
712,063	Tyco International Ltd.	20,599,983
187,887	United Technologies Corp.	20,047,543

		67,703,010

Property Insurance — 4.3%
78,570	American International Group, Inc.	4,364,564
70,470	Everest Re Group, Ltd.	6,306,360
110,378	PartnerRe Ltd.	7,292,674
146,296	RenaissanceRe Holdings Ltd. Series B	6,890,542
113,052	Willis Group Holdings Ltd.	3,874,292
88,926	XL Capital Ltd.	6,694,349

		35,422,781

Regionals — 2.6%
387,333	KeyCorp	12,689,029
162,457	PNC Financial Services Group	8,878,275

		21,567,304

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
REITs — 2.1%
191,197	Apartment Investment & Management Co.	$7,093,409
120,212	iStar Financial, Inc.	5,036,883
128,824	Liberty Property Trust	5,319,143

		17,449,435

Retail Apparel — 1.9%
376,579	The Gap, Inc.	7,908,159
200,122	The Home Depot, Inc.	7,874,801

		15,782,960

Specialty Financials — 2.1%
357,780	Countrywide Financial Corp.	13,298,683
66,839	Freddie Mac	4,347,208

		17,645,891

Telephone — 3.4%
345,280	SBC Communications, Inc.	8,072,646
855,949	Sprint Corp.(a)	20,277,432

		28,350,078

Thrifts — 3.2%
419,855	Golden West Financial Corp.	26,291,320

Tobacco — 1.7%
206,289	Altria Group, Inc.(a)	13,850,244

Transports — 0.6%
365,452	Southwest Airlines Co.	5,317,327

Trust/Processors — 1.6%
442,937	The Bank of New York Co., Inc.	12,765,444

TOTAL COMMON STOCKS		800,999,547

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.5%
Joint Repurchase Agreement Account II
$20,300,000	3.07%	06/01/2005	$20,300,000
Maturity Value: $20,301,731

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			821,299,547

Shares	Description	Value
Securities Lending Collateral — 5.3%
43,595,000	Boston Global Investment Trust — Enhanced Portfolio	$43,595,000

TOTAL INVESTMENTS — 105.0%		$864,894,547

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $20,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$798,671,027

Gross unrealized gain	76,700,552
Gross unrealized loss	(10,477,032)

Net unrealized security gain	$66,223,520

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Brokers — 1.9%
80,700	Lehman Brothers Holdings, Inc.	$7,440,540
243,300	Morgan Stanley	11,911,968

		19,352,508

Chemical — 2.6%
251,934	Rohm & Haas Co.	11,752,721
316,269	The Dow Chemical Co.	14,323,823

		26,076,544

Computer Hardware — 1.4%
155,342	CDW Corp.	9,037,798
219,500	Hewlett-Packard Co.	4,940,945

		13,978,743

Computer Software — 3.9%
827,756	Activision, Inc.*	13,045,435
45,200	International Business Machines Corp.	3,414,860
684,565	Microsoft Corp.	17,661,777
348,270	Oracle Corp.*	4,464,821

		38,586,893

Consumer Durables — 1.1%
336,916	Masco Corp.	10,788,050

Defense/Aerospace — 1.8%
163,442	General Dynamics Corp.	17,648,467

Drugs — 1.0%
371,980	Pfizer, Inc.	10,378,242

Electrical Utilities — 8.7%
194,786	Ameren Corp.	10,631,420
70,845	Cinergy Corp.	2,920,939
198,548	Dominion Resources, Inc.(a)	13,959,910
241,808	Entergy Corp.	17,369,069
308,251	Exelon Corp.	14,441,559
188,034	FirstEnergy Corp.	8,329,906
330,813	PPL Corp.	19,025,056

		86,677,859

Energy Resources — 13.1%
465,312	Burlington Resources, Inc.	23,582,012
719,907	ChevronTexaco Corp.	38,716,599
103,366	ConocoPhillips	11,146,989
1,009,286	Exxon Mobil Corp.	56,721,873

		130,167,473

Environmental & Other Services — 1.1%
381,193	Waste Management, Inc.	11,241,382

Financial Technology — 0.9%
226,099	First Data Corp.	8,553,325

Food & Beverage — 1.9%
98,247	General Mills, Inc.	4,863,226
278,274	Kraft Foods, Inc.(a)	9,027,209
72,662	Unilever N.V.	4,834,929

		18,725,364

Shares	Description	Value
Common Stocks — (continued)
Home Products — 2.2%
141,753	Avon Products, Inc.	$5,633,264
77,219	The Clorox Co.	4,510,362
221,865	The Procter & Gamble Co.	12,235,855

		22,379,481

Large Banks — 11.7%
808,457	Bank of America Corp.	37,447,728
1,023,401	Citigroup, Inc.	48,212,421
873,699	J.P. Morgan Chase & Co.	31,234,740

		116,894,889

Media — 3.3%
333,651	News Corp.	5,381,791
543,555	The Walt Disney Co.	14,915,149
733,513	Time Warner, Inc.*	12,763,126

		33,060,066

Medical Products — 1.3%
348,041	Baxter International, Inc.	12,842,713

Motor Vehicle — 0.8%
175,266	Autoliv, Inc.	8,134,095

Oil Services — 1.0%
108,300	Baker Hughes, Inc.	5,002,377
92,685	BJ Services Co.	4,666,690

		9,669,067

Paper & Packaging — 1.2%
528,974	Packaging Corporation of America	11,552,792

Parts & Equipment — 7.9%
159,653	American Standard Companies, Inc.	6,833,148
1,024,354	General Electric Co.	37,368,434
521,304	Tyco International Ltd.	15,081,325
183,001	United Technologies Corp.	19,526,207

		78,809,114

Property Insurance — 5.2%
214,196	PartnerRe Ltd.	14,151,930
193,710	RenaissanceRe Holdings Ltd. Series B	9,123,741
229,790	The Allstate Corp.	13,373,778
222,453	Willis Group Holdings Ltd.	7,623,464
105,719	XL Capital Ltd.(a)	7,958,526

		52,231,439

Regionals — 2.9%
499,068	KeyCorp	16,349,468
224,543	PNC Financial Services Group	12,271,275

		28,620,743

REITs — 5.1%
238,117	Apartment Investment & Management Co.	8,834,141
221,450	Developers Diversified Realty Corp.	10,098,120
546,072	iStar Financial, Inc.	22,880,417

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments(continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
REITs — (continued)
245,630	Plum Creek Timber Co., Inc.	$8,609,331

		50,422,009

Retail Apparel — 3.3%
222,727	J. C. Penney Co., Inc.	11,082,895
446,955	The Gap, Inc.	9,386,055
336,804	The May Department Stores Co.	12,852,441

		33,321,391

Specialty Financials — 4.6%
257,903	Alliance Capital Management Holding L.P.(a)	11,708,796
280,094	American Capital Strategies Ltd.(a)	9,808,892
282,034	Countrywide Financial Corp.	10,483,204
85,635	Fannie Mae	5,073,018
100,519	SLM Corp.	4,852,052
104,731	Washington Mutual, Inc.	4,325,390

		46,251,352

Telephone — 5.0%
628,000	SBC Communications, Inc.	14,682,640
845,992	Sprint Corp.(a)	20,041,550
421,020	Verizon Communications, Inc.	14,895,688

		49,619,878

Thrifts — 1.3%
205,591	Golden West Financial Corp.	12,874,108

Tobacco — 1.7%
250,817	Altria Group, Inc.	16,839,853

Transports — 0.4%
270,314	Southwest Airlines Co.	3,933,069

Trust/Processors — 0.9%
301,048	The Bank of New York Co., Inc.	8,676,203

TOTAL COMMON STOCKS		988,307,112

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.0%
Joint Repurchase Agreement Account II
$10,300,000	3.07%	06/01/2005	$10,300,000
Maturity Value: $10,300,878

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			998,607,112

Shares	Description	Value
Securities Lending Collateral — 4.1%
41,347,651	Boston Global Investment Trust — Enhanced Portfolio	$41,347,650

TOTAL INVESTMENTS — 104.3%		$1,039,954,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $10,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$920,363,075

Gross unrealized gain	129,026,848
Gross unrealized loss	(9,435,161)

Net unrealized security gain	$119,591,687

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Biotechnology — 1.5%
2,160,752	MedImmune, Inc.*	$57,043,853

Brokers — 1.4%
549,352	The Bear Stearns Companies, Inc.	54,407,822

Chemical — 3.4%
2,417,379	Agrium, Inc.	45,664,289
397,773	Carlisle Cos., Inc.	27,573,624
1,244,578	Rohm & Haas Co.	58,059,564

		131,297,477

Coal — 0.8%
633,769	Peabody Energy Corp.	30,256,132

Computer Hardware — 2.8%
566,322	CDW Corp.	32,948,614
1,195,463	Ditech Communications Corp.*	8,619,288
1,434,054	Tech Data Corp.*	51,482,539
380,763	Zebra Technologies Corp.*	16,250,965

		109,301,406

Computer Software — 1.3%
3,323,908	Activision, Inc.*	52,384,790

Construction — 2.5%
1,684,072	Lennar Corp.(a)	97,693,017

Consumer Durables — 2.3%
716,695	Mohawk Industries, Inc.*(a)	59,786,697
694,513	The Stanley Works	30,982,225

		90,768,922

Defense/Aerospace — 2.2%
423,129	Alliant Techsystems, Inc.*	30,338,349
1,140,431	Rockwell Collins, Inc.	56,325,887

		86,664,236

Diversified Energy — 3.0%
4,528,836	The Williams Companies, Inc.	83,375,871
1,082,170	Western Gas Resources, Inc.	34,705,192

		118,081,063

Drugs — 1.7%
821,497	Charles River Laboratories International, Inc.*	39,505,791
1,135,916	IVAX Corp.*(a)	22,320,749
220,056	Watson Pharmaceuticals, Inc.*	6,614,883

		68,441,423

Electrical Utilities — 9.0%
534,303	Cinergy Corp.	22,029,313
711,758	Edison International	26,157,107
729,315	Entergy Corp.	52,386,696
936,419	FirstEnergy Corp.	41,483,362
2,231,495	PG&E Corp.	79,820,576

Shares	Description	Value
Common Stocks — (continued)
Electrical Utilities — (continued)
238,516	Pinnacle West Capital Corp.	$10,523,326
1,571,697	PPL Corp.	90,388,294
817,435	Wisconsin Energy Corp.	29,672,890

		352,461,564

Energy Resources — 5.9%
3,290,136	EOG Resources, Inc.	164,144,885
507,382	Noble Energy, Inc.	37,734,005
1,200,592	Range Resources Corp.	27,733,675

		229,612,565

Environmental & Other Services — 1.2%
1,330,803	Republic Services, Inc.	47,216,890

Food & Beverage — 2.1%
1,753,922	Archer-Daniels-Midland Co.	34,815,352
979,914	Smithfield Foods, Inc.*	29,230,834
685,191	The Pepsi Bottling Group, Inc.	19,438,869

		83,485,055

Gas Utilities — 1.6%
1,816,997	AGL Resources, Inc.	64,030,974

Health Insurance — 2.1%
2,360,087	Health Net, Inc.*	80,785,778

Home Products — 2.3%
1,851,370	Newell Rubbermaid, Inc.	42,192,723
834,208	The Clorox Co.(a)	48,726,089

		90,918,812

Hotel & Leisure — 2.4%
1,862,560	Callaway Golf Co.	21,773,326
427,942	Harrah’s Entertainment, Inc.(a)	30,730,515
1,691,468	Hilton Hotels Corp.	40,984,270

		93,488,111

Information Services — 0.7%
4,267,956	BearingPoint, Inc.*	27,955,112

Life Insurance — 1.3%
964,623	Torchmark Corp.	50,883,863

Media — 1.2%
1,148,790	Lamar Advertising Co.*	48,042,398

Medical Providers — 0.6%
2,448,639	WebMD Corp.*(a)	23,090,666

Mining — 0.5%
369,827	Nucor Corp.	19,586,038

Motor Vehicle — 1.4%
585,774	Autoliv, Inc.	27,185,771
696,525	Lear Corp.	26,258,993

		53,444,764

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil Refining — 0.6%
447,519	Frontier Oil Corp.	$21,888,154

Oil Well Services & Equipment — 2.7%
785,880	BJ Services Co.	39,569,058
2,478,945	Patterson-UTI Energy, Inc.	65,667,253

		105,236,311

Paper & Packaging — 0.9%
1,549,708	Packaging Corp. of America	33,845,623

Parts & Equipment — 2.5%
1,375,127	American Standard Companies, Inc.	58,855,436
543,327	Cooper Industries, Ltd.	37,456,963

		96,312,399

Property Insurance — 7.0%
848,506	AMBAC Financial Group, Inc.	61,219,708
734,768	Everest Re Group, Ltd.	65,754,389
688,682	PartnerRe Ltd.	45,501,220
854,153	RenaissanceRe Holdings Ltd.	40,230,606
776,334	The PMI Group, Inc.	29,345,425
959,182	Willis Group Holdings Ltd.(a)	32,871,167

		274,922,515

Publishing — 1.5%
1,646,942	Dow Jones & Co., Inc.	58,466,441

Regionals — 6.4%
446,703	Commerce Bancshares, Inc.	21,776,771
1,758,599	FirstMerit Corp.(a)	44,844,275
1,220,867	KeyCorp	39,995,603
763,064	M&T Bank Corp.	77,939,357
930,138	Zions Bancorp.	65,890,976

		250,446,982

REITs — 6.4%
1,216,464	Apartment Investment & Management Co.	45,130,814
1,062,315	Developers Diversified Realty Corp.	48,441,564
1,908,522	iStar Financial, Inc.	79,967,072
1,414,272	Plum Creek Timber Co., Inc.	49,570,234
768,386	Prentiss Properties Trust	26,509,317

		249,619,001

Restaurants — 0.0%
25,822	Yum! Brands, Inc.	1,324,410

Retail Apparel — 5.4%
1,263,469	Federated Department Stores, Inc.(a)	85,220,984
1,358,687	J. C. Penney Co., Inc.	67,608,265
1,086,012	Ross Stores, Inc.	30,603,818

Shares	Description	Value
Common Stocks — (continued)
Retail Apparel — (continued)
965,064	The Talbots, Inc.	$28,614,148

		212,047,215

Semiconductors — 1.3%
790,937	Amphenol Corp.	33,527,820
646,082	Tessera Technologies, Inc.*	19,020,654

		52,548,474

Specialty Financials — 2.5%
1,073,325	American Capital Strategies Ltd.(a)	37,587,841
1,435,102	CIT Group, Inc.	60,877,027

		98,464,868

Tobacco — 0.9%
429,479	Reynolds American, Inc.(a)	35,608,104

Transports — 1.6%
798,577	Teekay Shipping Corp.(a)	33,923,551
524,045	Yellow Roadway Corp.*(a)	27,659,095

		61,582,646

Trust/Processors — 1.0%
826,971	Northern Trust Corp.	37,974,508

TOTAL COMMON STOCKS		3,751,630,382

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.7%
Joint Repurchase Agreement Account II
$106,800,000	3.07%	06/01/2005	$106,800,000
Maturity Value: $106,809,108

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			3,858,430,382

Shares	Description	Value
Securities Lending Collateral — 6.0%
234,605,600	Boston Global Investment Trust — Enhanced Portfolio	$234,605,600

TOTAL INVESTMENTS — 104.6%		$4,093,035,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $106,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$3,723,797,357

Gross unrealized gain	412,607,894
Gross unrealized loss	(43,369,269)

Net unrealized security gain	$369,238,625

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 95.5%
Biotechnology — 0.9%
764,860	Cell Therapeutics, Inc.*(a)	$2,271,634
233,610	Medarex, Inc.*	1,770,764
410,926	Renovis, Inc.*(a)	5,444,770
131,021	United Therapeutics Corp.(a)	6,545,809

		16,032,977

Brokers — 0.1%
162,415	optionsXpress Holdings, Inc.*(a)	2,192,603

Chemical — 3.4%
1,101,133	Agrium, Inc.	20,800,403
445,205	Albemarle Corp.	16,935,598
230,671	Minerals Technologies, Inc.	15,524,158
227,727	NuCo2, Inc.*(a)	5,392,575
292,645	Penford Corp.	4,533,071

		63,185,805

Computer Hardware — 2.7%
1,177,172	Ditech Communications Corp.*	8,487,410
91,998	Hutchinson Technology, Inc.*	3,805,957
55,058	Imation Corp.	2,078,990
860,686	Insight Enterprises, Inc.*	16,852,232
796,377	Mobility Electronics, Inc.*	7,008,118
192,441	ScanSource, Inc.*	9,446,929
95,162	Synaptics, Inc.*	1,829,965

		49,509,601

Computer Software — 2.0%
4,237,766	Atari, Inc.*	10,467,282
1,213,929	Citadel Security Software, Inc.*(a)	959,004
501,860	Take-Two Interactive Software, Inc.*(a)	12,927,901
455,126	The Ultimate Software Group, Inc.*	7,245,606
1,160,227	Viisage Technology, Inc.*(a)	4,965,771

		36,565,564

Construction — 4.4%
245,016	Beazer Homes USA, Inc.(a)	13,098,555
535,015	Comfort Systems USA, Inc.*	3,365,244
229,531	ElkCorp	7,574,523
396,303	Hughes Supply, Inc.	10,303,878
377,174	Infrasource Services, Inc.*	4,148,914
1,164,161	Jacuzzi Brands, Inc.*	11,886,084
360,835	Lennox International, Inc.	7,664,136
171,875	Standard Pacific Corp.	13,770,625
98,914	Texas Industries, Inc.	4,552,022
138,478	WCI Communities, Inc.*	4,140,492

		80,504,473

Consumer Durables — 0.5%
365,871	Select Comfort Corp.*	8,890,665

Defense/Aerospace — 0.8%
360,258	Ducommun, Inc.*	5,926,244

Shares	Description	Value
Common Stocks — (continued)
Defense/Aerospace — (continued)
286,409	EDO Corp.	$8,154,064

		14,080,308

Drugs — 0.5%
315,984	PAREXEL International Corp.*	5,766,708
163,017	Salix Pharmaceuticals Ltd.*	2,854,428

		8,621,136

Electrical Utilities — 3.8%
225,238	Avista Corp.	3,970,946
79,706	Central Vermont Public Service Corp.	1,673,826
191,532	Cleco Corp.	4,001,103
512,220	CMS Energy Corp.*	6,776,671
982,642	El Paso Electric Co.*	19,721,625
70,121	MGE Energy, Inc.	2,524,356
502,072	PNM Resources, Inc.(a)	14,630,378
251,797	Sierra Pacific Resources*(a)	3,008,974
275,434	Southern Union Co.*	6,739,870
330,031	Westar Energy, Inc.	7,613,815

		70,661,564

Energy Resources — 3.6%
483,412	Parallel Petroleum Corp.*	3,292,036
1,453,679	Range Resources Corp.	33,579,985
830,125	Whiting Petroleum Corp.*	28,705,722

		65,577,743

Environmental & Other Services — 2.0%
281,093	ITT Educational Services, Inc.*	12,758,811
894,758	Medical Staffing Network Holdings, Inc.*(a)	4,858,536
1,490,962	PRG-Shultz International, Inc.*(a)	5,755,114
132,733	School Specialty, Inc.*	5,205,788
149,438	TRC Companies, Inc.*	1,703,593
193,931	Waste Connections, Inc.*	7,190,962

		37,472,804

Food & Beverage — 1.7%
267,867	American Italian Pasta Co.(a)	6,163,620
342,148	Hain Celestial Group, Inc.*	6,158,664
892,923	Sensient Technologies Corp.(a)	18,170,983

		30,493,267

Gas Utilities — 3.0%
419,223	AGL Resources, Inc.	14,773,419
277,646	Atmos Energy Corp.	7,854,605
117,450	Energen Corp.	7,655,391
437,986	Northwest Natural Gas Co.(a)	15,855,093
122,673	Piedmont Natural Gas Co., Inc.(a)	3,000,582
101,673	South Jersey Industries, Inc.	5,764,859

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — (continued)
46,525	Southwest Gas Corp.	$1,162,194

		56,066,143

Home Products — 1.9%
759,376	Elizabeth Arden, Inc.*	15,962,084
377,814	Helen of Troy Ltd.*(a)	8,727,503
64,388	Jarden Corp.*	3,276,061
805,790	Oneida Ltd.*(a)	1,893,607
518,332	Playtex Products, Inc.*	5,587,619

		35,446,874

Hotel & Leisure — 1.7%
446,183	Aztar Corp.*	14,251,085
278,315	Fossil, Inc.*	5,942,025
923,867	K2, Inc.*	11,631,486

		31,824,596

Information Services — 1.7%
2,924,783	Lionbridge Technologies, Inc.*	14,565,419
408,140	MTC Technologies, Inc.*	13,684,934
135,128	Resources Connection, Inc.*	2,691,750

		30,942,103

Internet — 0.5%
115,139	Ariba, Inc.*(a)	705,802
1,643,455	Autobytel, Inc.*	7,987,191
261,544	E.piphany, Inc.*	912,789

		9,605,782

Large Banks — 0.5%
610,891	The Bancorp, Inc.*	9,590,989

Life Insurance — 0.5%
121,251	StanCorp Financial Group, Inc.	9,075,637

Media — 0.6%
367,780	Advo, Inc.	11,419,569

Medical Products — 1.7%
339,574	Abaxis, Inc.*	3,548,548
1,079,172	Conceptus, Inc.*(a)	5,751,987
562,734	NDCHealth Corp.*	9,431,422
683,802	PSS World Medical, Inc.*	8,027,836
1,261,225	ThermoGenesis Corp.*(a)	5,057,512

		31,817,305

Medical Providers — 0.8%
93,577	Psychiatric Solutions, Inc.*	3,831,978
1,666,265	Radiologix, Inc.*	6,548,422
95,223	United Surgical Partners International, Inc.*	4,584,035

		14,964,435

Mining — 2.6%
563,036	Commercial Metals Co.	14,729,022
903,440	Earle M. Jorgensen Co.*	7,543,724
592,126	Mueller Industries, Inc.	15,987,402
368,456	Oregon Steel Mills, Inc.*	6,506,933

Shares	Description	Value
Common Stocks — (continued)
Mining — (continued)
96,155	Schnitzer Steel Industries, Inc.	$2,223,103

		46,990,184

Motor Vehicle — 1.9%
415,559	American Axle & Manufacturing Holdings, Inc.(a)	8,602,071
277,720	ArvinMeritor, Inc.(a)	3,999,168
45,373	Commercial Vehicle Group, Inc.*	834,409
490,782	LoJack Corp.*	7,234,127
279,875	Methode Electronics, Inc.	3,341,708
743,245	Tenneco Automotive, Inc.*	11,148,675

		35,160,158

Oil Refining — 1.0%
395,002	Frontier Oil Corp.	19,319,548

Oil Services — 0.8%
101,653	Hydril Co.*	5,276,807
175,227	Oil States International, Inc.*	4,058,258
79,171	Petroleum Development Corp.*	2,068,738
220,846	Willbros Group, Inc.*	2,557,397

		13,961,200

Paper & Packaging — 1.8%
2,047,641	Caraustar Industries, Inc.*	21,500,230
277,391	Universal Forest Products, Inc.	11,040,162
120,300	Wausau-Mosinee Paper Corp.	1,503,750

		34,044,142

Parts & Equipment — 6.2%
339,176	Actuant Corp.*	15,262,920
138,257	Applied Industrial Technologies, Inc.	4,208,543
195,158	Baldor Electric Co.	4,908,224
329,211	CyberOptics Corp.*	4,233,653
194,852	Franklin Electric Co., Inc.	7,486,214
2,786,588	GrafTech International Ltd.*	12,260,987
49,031	Lindsay Manufacturing Co.	981,110
834,811	Lydall, Inc.*	6,878,843
287,825	Modtech Holdings, Inc.*(a)	1,784,515
51,913	MTS Systems Corp.	1,656,544
72,928	Tennant Co.	2,720,214
191,640	Terex Corp.*(a)	7,573,613
232,079	W-H Energy Services, Inc.*	5,029,152
1,561,899	Wabash National Corp.*(a)	38,906,904

		113,891,436

Property Insurance — 3.5%
222,450	Aspen Insurance Holdings Ltd.	6,117,375
193,932	Donegal Group, Inc.	3,579,979

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Property Insurance — (continued)
280,279	National Atlantic Holdings Corp.*	$3,189,575
147,633	NYMAGIC, Inc.	3,019,095
324,511	ProAssurance Corp.*(a)	12,694,870
626,239	ProCentury Corp.*	6,387,638
376,453	PXRE Group Ltd.	9,008,520
344,069	RLI Corp.	15,049,578
182,705	The Navigators Group, Inc.*	6,073,114

		65,119,744

Publishing — 0.7%
489,133	Journal Register Co.*	8,124,499
216,523	LECG Corp.*	4,174,564

		12,299,063

Regionals — 8.7%
219,316	Alabama National BanCorporation(a)	13,790,590
157,177	Alliance Bankshares Corp.*	2,235,057
170,873	Berkshire Hills Bancorp, Inc.	5,442,305
624,592	Brookline Bancorp, Inc.	9,493,798
633,991	Cardinal Financial Corp.*	5,769,318
271,785	Central Pacific Financial Corp.	9,648,367
589,559	Citizens Banking Corp.	17,085,420
1,221,536	First Niagara Financial Group, Inc.	15,904,399
123,888	First Oak Brook Bancshares, Inc.	3,418,070
182,658	IBERIABANK Corp.	10,747,597
87,329	Interchange Financial Services Corp.	1,585,895
275,825	Main Street Banks, Inc.(a)	7,273,505
413,833	Millennium Bankshares Corp.*	3,186,514
798,724	PFF Bancorp, Inc.	23,194,945
248,033	Placer Sierra Bancshares	6,404,212
141,402	Prosperity Bancshares, Inc.	3,834,822
58,218	Signature Bank*	1,427,505
170,746	Southcoast Financial Corp.*	4,576,004
168,096	Sterling Bancorp.	3,555,230
80,819	Sun Bancorp, Inc.*	1,676,191
167,468	Texas United Bancshares, Inc.	2,912,269
273,959	United Community Banks, Inc.	6,843,496
37,368	West Coast Bancorp	813,128

		160,818,637

REITs — 10.7%
352,945	Acadia Realty Trust	5,982,418
271,831	Agree Realty Corp.	7,815,141
87,915	American Campus Communities, Inc.	1,802,258
281,262	AmeriVest Properties, Inc.*(a)	1,237,553
296,754	BioMed Reality Trust, Inc.	6,632,452
487,027	Brandywine Realty Trust	13,714,680

Shares	Description	Value
Common Stocks — (continued)
REITs — (continued)
493,291	Capital Automotive REIT(a)	$17,649,952
751,771	Commercial Net Lease Realty(a)	14,584,357
67,830	Corporate Office Properties Trust	1,894,492
446,145	Correctional Properties Trust	11,599,770
184,913	Entertainment Properties Trust	8,228,628
132,387	Gables Residential Trust(a)	4,820,211
226,592	Hersha Hospitality Trust	2,157,156
309,339	LaSalle Hotel Properties	9,558,575
514,838	Lexington Corporate Properties Trust(a)	11,856,719
1,131,012	MFA Mortgage Investments, Inc.	8,018,875
605,906	Omega Healthcare Investors, Inc.	7,240,577
333,648	Parkway Properties, Inc.	16,098,516
145,182	Post Properties, Inc.	4,761,970
365,587	Prentiss Properties Trust	12,612,751
586,942	RAIT Investment Trust	16,786,541
201,583	Spirit Finance Corp.	2,217,413
177,032	Town & Country Trust(a)	4,877,232
317,588	U-Store-It Trust	6,002,413

		198,150,650

Restaurants — 1.0%
930,774	Buca, Inc.*(a)	4,746,947
298,184	California Pizza Kitchen, Inc.*	7,156,416
508,980	Fox & Hound Restaurant Group*	6,260,454

		18,163,817

Retail Apparel — 4.9%
845,680	Aaron Rents, Inc.	19,120,825
431,638	Big Lots, Inc.*	5,464,537
616,142	Brookstone, Inc.*	12,409,100
253,558	K-Swiss, Inc.	8,139,212
307,438	Kellwood Co.	7,735,140
523,750	Sharper Image Corp.*(a)	6,960,638
206,483	The Dress Barn, Inc.*	3,737,342
1,085,876	The Gymboree Corp.*	14,376,998
62,108	Tuesday Morning Corp.	1,887,462
324,555	Zale Corp.*	10,119,625

		89,950,879

Semiconductors — 0.8%
145,178	Skyworks Solutions, Inc.*	918,977
497,174	Tessera Technologies, Inc.*	14,636,802

		15,555,779

Specialty Financials — 3.6%
709,697	Accredited Home Lenders Holding Co.*(a)	29,785,983
218,079	Affiliated Managers Group, Inc.*(a)	14,545,869
363,482	Financial Federal Corp.	13,557,879

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Financials — (continued)
1,032,476	Knight Capital Group, Inc.*	$7,795,194

		65,684,925

Telecom Equipment — 0.2%
11,861	Anixter International, Inc.*	448,464
54,349	Black Box Corp.	1,868,519
242,354	McDATA Corp.*	923,369

		3,240,352

Telephone — 2.4%
481,529	Alaska Communications Systems Group, Inc.(a)	4,560,080
1,591,435	Cincinnati Bell, Inc.*	6,286,168
215,221	Iowa Telecommunications Services, Inc.	4,046,155
336,235	Valor Communications Group, Inc.	4,572,796
728,018	West Corp.*	25,582,552

		45,047,751

Thrifts — 2.0%
505,705	BankUnited Financial Corp.	12,495,971
480,414	Fidelity Bankshares, Inc.	11,890,246
298,659	Irwin Financial Corp.	6,268,852
739,557	NetBank, Inc.	6,145,719

		36,800,788

Transports — 3.0%
1,377,351	AirTran Holdings, Inc.*(a)	13,442,946
84,397	Dryships, Inc.*	1,561,344
132,896	Forward Air Corp.	3,568,258
298,120	Frontier Airlines, Inc.*	3,640,045
366,142	Heartland Express, Inc.	7,341,147
755,168	OMI Corp.*(a)	14,604,949
568,740	SCS Transportation, Inc.*	10,379,505

		54,538,194

Trust/Processors — 0.4%
483,331	Apollo Investment Corp.	7,921,795

TOTAL COMMON STOCKS		1,761,200,985

Exchange Traded Fund(a) — 1.5%
153,179	iShares Russell 2000 Value Index Fund	$28,361,092

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bond — 0.1%
Mining — 0.1%
Mueller Industries, Inc.
$2,730,000	6.00%	11/01/2014	$2,648,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.1%
Joint Repurchase Agreement Account II
$56,500,000	3.07%	06/01/2005	$56,500,000
Maturity Value: $56,504,817

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			1,848,710,177

Shares	Description	Value
Securities Lending Collateral — 16.7%
307,094,025	Boston Global Investment Trust — Enhanced Portfolio	$307,094,025

TOTAL INVESTMENTS — 116.9%		$2,155,804,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $56,500,000 the principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,944,358,793

Gross unrealized gain	321,316,036
Gross unrealized loss	(109,870,627)

Net unrealized security gain	$211,445,409

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer